Note 23 - Derivative Financial Assets - Fair Value Losses on Derivative assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Fair value losses on derivative assets	$ 266	$ 601	$ 360
Gold ETF [member]
Statement Line Items [Line Items]
Fair value losses on derivative assets	164
Gold hedge [member]
Statement Line Items [Line Items]
Fair value losses on derivative assets	$ 102	$ 601	$ 360